EQUITY (Details) - USD ($)			12 Months Ended
	Nov. 04, 2015	Nov. 02, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 26, 2015
Class of Stock [Line Items]
Statutory reserve			$ 2,868,844	$ 1,862,365
Appropriations to statutory reserve
Dividend, declaration date			May 05, 2014
Dividends paid to shareholders				$ 10,274,848
Gross proceeds from initial public offering			$ 20,192,115
Net proceeds from initial public offering			18,594,972
Stock based compensation			23,088
Common Stock [Member]
Class of Stock [Line Items]
Number of ordinary shares registered in offering					4,000,000
Number of additional ordinary shares registered in offering if the over-subscription option is exercised in full					600,000
Stock issued during period, shares		4,000,000
Equity issuance, price per share	$ 5.00	$ 5.00
Number of ordinary shares issued pursuant to the over-subscription option granted to the underwriters according to the IPO Registration Statement	38,423
Total number of ordinary shares sold at closing of initial public offering	4,038,423
Common Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock based compensation, shares		15,705
Common Stock [Member] | Directors [Member]
Class of Stock [Line Items]
Stock based compensation, shares		12,000
Statutory Reserve [Member]
Class of Stock [Line Items]
Appropriations to statutory reserve			$ 1,006,479	$ 753,972